Financial assets, liabilities and financial result (excluding Orange Bank) - Fair value hedges (Details) € in Millions			12 Months Ended
	Jun. 19, 2017 EUR (€) £ / €	Jan. 29, 2016 £ / €	Dec. 31, 2019 EUR (€) £ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 £ / shares
Disclosure of detailed information about financial instruments [line items]
Proceeds from sales of investment securities, net of cash transferred			€ 529	€ 110	€ 515
Investments securities, BT Shares [member]
Disclosure of detailed information about financial instruments [line items]
Equity interest (as a percent)		4.00%	2.49%
Ifrs share price | £ / shares						£ 1.99
Proceeds from sales of investment securities, net of cash transferred	€ 433		€ 543	€ 53	€ 433
Average foreign exchange rate	0.88168	0.76228	0.89443
Percentage of investment securities sold (as a percent)	33.33%
Financial assets, at fair value			€ 659